SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Gains/(Losses) Related to the Energy Forward Purchase Contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Energy forward purchase contract
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized	$ (3,918)	$ 0